Convertible Redeemable Preferred Shares - Preferred Shares Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred stock outstanding, beginning balance	$ 239,970,397	$ 189,255,444
Issuance of convertible redeemable preferred shares, net of issuance costs	50,000,002
Accretion on convertible redeemable preferred shares to redemption value	193,465,743	50,714,953
Conversion of convertible redeemable preferred shares upon completion of the IPO	(483,436,142)
Preferred stock outstanding, ending balance	$ 0	$ 239,970,397
Series A Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred stock, shares outstanding, beginning balance (in shares)	55,626,960	55,626,960
Preferred stock outstanding, beginning balance	$ 90,049,774	$ 45,578,868
Accretion on convertible redeemable preferred shares to redemption value	$ 188,085,026	$ 44,470,906
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares)	(55,626,960)
Conversion of convertible redeemable preferred shares upon completion of the IPO	$ (278,134,800)
Preferred stock, shares outstanding, ending balance (in shares)	0	55,626,960
Preferred stock outstanding, ending balance	$ 0	$ 90,049,774
Series B Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred stock, shares outstanding, beginning balance (in shares)	50,783,698	50,783,698
Preferred stock outstanding, beginning balance	$ 30,045,929	$ 29,955,293
Accretion on convertible redeemable preferred shares to redemption value	$ 44,664	$ 90,636
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares)	(50,783,698)
Conversion of convertible redeemable preferred shares upon completion of the IPO	$ (30,090,593)
Preferred stock, shares outstanding, ending balance (in shares)	0	50,783,698
Preferred stock outstanding, ending balance	$ 0	$ 30,045,929
Series B+ Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred stock, shares outstanding, beginning balance (in shares)	26,651,410	26,651,410
Preferred stock outstanding, beginning balance	$ 46,274,560	$ 45,876,440
Accretion on convertible redeemable preferred shares to redemption value	$ 197,006	$ 398,120
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares)	(26,651,410)
Conversion of convertible redeemable preferred shares upon completion of the IPO	$ (46,471,566)
Preferred stock, shares outstanding, ending balance (in shares)	0	26,651,410
Preferred stock outstanding, ending balance	$ 0	$ 46,274,560
Series C Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred stock, shares outstanding, beginning balance (in shares)	34,793,413	34,793,413
Preferred stock outstanding, beginning balance	$ 73,600,134	$ 67,844,843
Accretion on convertible redeemable preferred shares to redemption value	$ 3,006,220	$ 5,755,291
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares)	(34,793,413)
Conversion of convertible redeemable preferred shares upon completion of the IPO	$ (76,606,354)
Preferred stock, shares outstanding, ending balance (in shares)	0	34,793,413
Preferred stock outstanding, ending balance	$ 0	$ 73,600,134
Series C+ Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred stock, shares outstanding, beginning balance (in shares)	0	0
Preferred stock outstanding, beginning balance	$ 0	$ 0
Issuance of convertible redeemable preferred shares, net of issuance costs (in shares)	15,062,510
Issuance of convertible redeemable preferred shares, net of issuance costs	$ 50,000,002
Accretion on convertible redeemable preferred shares to redemption value	$ 2,132,827
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares)	(15,062,510)
Conversion of convertible redeemable preferred shares upon completion of the IPO	$ (52,132,829)
Preferred stock, shares outstanding, ending balance (in shares)	0	0
Preferred stock outstanding, ending balance	$ 0	$ 0